Description of the Plan - Employer Contributions (Details) - EBP INVUNION	12 Months Ended
Dec. 31, 2025
Less than 19 years of service
EBP, Description of Plan [Line Items]
Employer contribution, matching percent	50.00%
19 but less than 24 years of service
EBP, Description of Plan [Line Items]
Employer contribution, matching percent	75.00%
24 or more years of service
EBP, Description of Plan [Line Items]
Employer contribution, matching percent	100.00%